Securities (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2012
Securities [Abstract]
Securities callable within one year amortized cost		$ 607.0
Mortgage-backed securities received in loan swap transaction, at amortized cost	192.7
Proceeds from sale of MBS	199.1
Gain on sale of MBS	$ 6.5